Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans and defined contribution expenses recognized in income statement [Abstract]
Total defined contribution expense	€ 237	€ 232	€ 204
Total defined benefit (credit)/expense	(1)	75	77
Total expense in Consolidated Income Statement	€ 236	€ 307	€ 281